Segment Information (Details) - Schedule of Revenue and Operating Results by Segments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Auto service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	$ 107,451	$ 98,813
Depreciation and amortization	(783)	(1,884)
Depreciation and amortization	783	1,884
Segment income (loss) before tax	32,064	6,332
Auto eInsurance service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	73,747	47,710
Depreciation and amortization	(1,285)	(1,278)
Depreciation and amortization	1,285	1,278
Segment income (loss) before tax	727	(938)
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	21,888	12,855
Depreciation and amortization	(137)	(28)
Depreciation and amortization	137	28
Segment income (loss) before tax	(92,664)	(3,408)
Consolidated [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	203,086	159,378
Depreciation and amortization	2,205	3,190
Depreciation and amortization	(2,205)	(3,190)
Segment income (loss) before tax	$ (59,873)	$ 1,986